INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF INVENTORIES
	December 31, 2022	December 31, 2021
Finished goods	$542,934	$3,017,363
Parts	513,008	373,459
	$1,055,942	$3,390,822

SCHEDULE OF COST OF SALES	Cost of sales consist of the following:
	December 31, 2022	December 31, 2021
Inventory	$6,048,348	$3,420,713
Consulting and services	730,170	679,345
Other	35,866	310,719
	$6,814,384	$4,410,777